Financial Instruments (Details) - Schedule of sensitivity analyzes have been determined based on exposure of financial liabilities to the highlighted variable interest rates - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 01, 2022	Dec. 31, 2021	Dec. 01, 2021
Carrying amount [Member]
Financial Instruments (Details) - Schedule of sensitivity analyzes have been determined based on exposure of financial liabilities to the highlighted variable interest rates [Line Items]
Total	$ 102,799		$ 87,421
+1% [Member]
Financial Instruments (Details) - Schedule of sensitivity analyzes have been determined based on exposure of financial liabilities to the highlighted variable interest rates [Line Items]
Total		$ 103,827		$ 88,296
-1% [Member]
Financial Instruments (Details) - Schedule of sensitivity analyzes have been determined based on exposure of financial liabilities to the highlighted variable interest rates [Line Items]
Total		101,771		86,546
DTF/IBR [Member] | Carrying amount [Member]
Financial Instruments (Details) - Schedule of sensitivity analyzes have been determined based on exposure of financial liabilities to the highlighted variable interest rates [Line Items]
Total	79,345		67,970
DTF/IBR [Member] | +1% [Member]
Financial Instruments (Details) - Schedule of sensitivity analyzes have been determined based on exposure of financial liabilities to the highlighted variable interest rates [Line Items]
Total		80,138		68,650
DTF/IBR [Member] | -1% [Member]
Financial Instruments (Details) - Schedule of sensitivity analyzes have been determined based on exposure of financial liabilities to the highlighted variable interest rates [Line Items]
Total		78,551		67,290
SOFR [Member] | Carrying amount [Member]
Financial Instruments (Details) - Schedule of sensitivity analyzes have been determined based on exposure of financial liabilities to the highlighted variable interest rates [Line Items]
Total	$ 23,454		$ 19,451
SOFR [Member] | +1% [Member]
Financial Instruments (Details) - Schedule of sensitivity analyzes have been determined based on exposure of financial liabilities to the highlighted variable interest rates [Line Items]
Total		23,688		19,646
SOFR [Member] | -1% [Member]
Financial Instruments (Details) - Schedule of sensitivity analyzes have been determined based on exposure of financial liabilities to the highlighted variable interest rates [Line Items]
Total		$ 23,219		$ 19,256